Dividend per ordinary share - Additional information (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		1 Months Ended			12 Months Ended
	Oct. 12, 2021	Oct. 31, 2021	Feb. 28, 2021	Aug. 31, 2019	Dec. 31, 2021
Disclosure Of Dividends [Table]
Withholding tax on dividends paid, ordinary shares					15.00%
Dividends paid		€ 820	€ 468	€ 935	€ 1,548
Share buyback programme, shares					128
Other cash distributions					€ 1,054
Other cash distributions, per share					€ 0.27
Number of shares repurchased					140
Dividend per ordinary share paid	€ 0.48	€ 0.21	€ 0.12	€ 0.24	€ 0.41